SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 3) - Restricted Share Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Stock Options Outstanding, Beginning	3,540,868	2,994,709
Granted	1,547,715	1,881,000
Exercised	(1,308,296)	(1,197,709)
Cancelled / Forfeited	(443,572)	(137,132)
Stock Options Outstanding, Ending	3,336,715	3,540,868
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.08	$ 1.03
Weighted Average Exercise Price, Granted	2.50	1.02
Weighted Average Exercise Price, Exercised	1.10	1.15
Weighted Average Exercise Price, Cancelled / Forfeited	1.11	1.08
Outstanding And Exercisable Weighted Average Exercise Price, Ending	$ 1.72	$ 1.08